Convertible Redeemable Preferred Shares and Warrants - Convertible redeemable preferred shares activities (Details) - CNY (¥) ¥ in Thousands							1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2020	Jun. 06, 2018	Nov. 28, 2017	Sep. 05, 2017	Jul. 21, 2017	Jul. 04, 2016	Jan. 23, 2020	Jul. 02, 2019	Dec. 31, 2020	Dec. 31, 2019
Convertible redeemable preferred shares activities
Beginning balance							¥ 10,255,662		¥ 10,255,662	¥ 5,199,039
Beginning balance (in shares)							910,926,266		910,926,266	535,544,931
Issuance of preferred shares									¥ 3,603,655
Issuance of preferred shares (in shares)									231,758,541
Accretion on convertible redeemable preferred shares to redemption value									¥ 651,190	¥ 743,100
Conversion of convertible promissory notes into Series B3 Preferred Shares										¥ 166,549
Conversion of convertible promissory notes into Series B3 Preferred Shares (in shares)										11,873,086
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										¥ 217,362
Exercise of Series B-3 Anti-Dilution Warrant									¥ 305,333
Exercise of Series B-3 Anti-Dilution Warrant (in shares)									18,916,548
Bifurcation of conversion feature									¥ (81,082)	(1,066,013)
Effect of exchange rate changes on preferred shares									(10,862)	(117,391)
Conversion of preferred shares to ordinary shares									¥ (14,723,896)
Conversion of preferred shares to ordinary shares (in shares)									(1,161,601,355)
Ending balance										¥ 10,255,662
Ending balance (in shares)										910,926,266
Series Pre-A convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 434,886		¥ 434,886	¥ 175,847
Beginning balance (in shares)							50,000,000		50,000,000	50,000,000
Issuance of preferred shares (in shares)					50,000,000
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										¥ 281,638
Bifurcation of conversion feature										(14,549)
Effect of exchange rate changes on preferred shares									¥ (858)	(8,050)
Conversion of preferred shares to ordinary shares									¥ (434,028)
Conversion of preferred shares to ordinary shares (in shares)									(50,000,000)
Ending balance										¥ 434,886
Ending balance (in shares)										50,000,000
Series A1 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 980,949		¥ 980,949	¥ 907,658
Beginning balance (in shares)							129,409,092		129,409,092	129,409,092
Issuance of preferred shares (in shares)						129,409,092
Accretion on convertible redeemable preferred shares to redemption value									¥ 34,229	¥ 60,249
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										284,655
Bifurcation of conversion feature										(254,121)
Effect of exchange rate changes on preferred shares									(1,746)	(17,492)
Conversion of preferred shares to ordinary shares									¥ (1,013,432)
Conversion of preferred shares to ordinary shares (in shares)									(129,409,092)
Ending balance										¥ 980,949
Ending balance (in shares)										129,409,092
Series A2 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 1,074,959		¥ 1,074,959	¥ 1,099,816
Beginning balance (in shares)							126,771,562		126,771,562	126,771,562
Issuance of preferred shares (in shares)					126,771,562
Accretion on convertible redeemable preferred shares to redemption value									¥ 63,363	¥ 90,077
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										115,806
Bifurcation of conversion feature										(212,055)
Effect of exchange rate changes on preferred shares									(1,770)	(18,685)
Conversion of preferred shares to ordinary shares									¥ (1,136,552)
Conversion of preferred shares to ordinary shares (in shares)									(126,771,562)
Ending balance										¥ 1,074,959
Ending balance (in shares)										126,771,562
Series A3 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 619,770		¥ 619,770	¥ 676,458
Beginning balance (in shares)							65,498,640		65,498,640	65,498,640
Issuance of preferred shares (in shares)				65,498,640
Accretion on convertible redeemable preferred shares to redemption value									¥ 46,738	¥ 61,299
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										(15,139)
Bifurcation of conversion feature										(92,256)
Effect of exchange rate changes on preferred shares									(964)	(10,592)
Conversion of preferred shares to ordinary shares									¥ (665,544)
Conversion of preferred shares to ordinary shares (in shares)									(65,498,640)
Ending balance										¥ 619,770
Ending balance (in shares)										65,498,640
Series B1 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 1,347,607		¥ 1,347,607	¥ 1,621,561
Beginning balance (in shares)							115,209,526		115,209,526	115,209,526
Issuance of preferred shares (in shares)			115,209,526
Accretion on convertible redeemable preferred shares to redemption value									¥ 136,567	¥ 164,540
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										(310,359)
Bifurcation of conversion feature										(105,702)
Effect of exchange rate changes on preferred shares									(1,899)	(22,433)
Conversion of preferred shares to ordinary shares									¥ (1,482,275)
Conversion of preferred shares to ordinary shares (in shares)									(115,209,526)
Ending balance										¥ 1,347,607
Ending balance (in shares)										115,209,526
Series B2 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 710,303		¥ 710,303	¥ 717,699
Beginning balance (in shares)							55,804,773		55,804,773	48,656,111
Issuance of preferred shares (in shares)		55,804,773
Accretion on convertible redeemable preferred shares to redemption value									¥ 64,859	¥ 80,891
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										(130,312)
Bifurcation of conversion feature										(47,231)
Effect of exchange rate changes on preferred shares									(1,040)	(11,944)
Conversion of preferred shares to ordinary shares									¥ (774,122)
Conversion of preferred shares to ordinary shares (in shares)									(55,804,773)
Ending balance										¥ 710,303
Ending balance (in shares)										55,804,773
Series B3 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 1,551,080		¥ 1,551,080
Beginning balance (in shares)							119,950,686		119,950,686
Issuance of preferred shares										¥ 1,395,015
Issuance of preferred shares (in shares)								119,950,686		108,077,600
Accretion on convertible redeemable preferred shares to redemption value									¥ 80,635	¥ 133,798
Conversion of convertible promissory notes into Series B3 Preferred Shares										¥ 166,549
Conversion of convertible promissory notes into Series B3 Preferred Shares (in shares)										11,873,086
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment										¥ (8,927)
Bifurcation of conversion feature										(108,190)
Effect of exchange rate changes on preferred shares									(2,613)	(27,165)
Conversion of preferred shares to ordinary shares									¥ (1,629,102)
Conversion of preferred shares to ordinary shares (in shares)									(119,950,686)
Ending balance										¥ 1,551,080
Ending balance (in shares)										119,950,686
Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 3,536,108		¥ 3,536,108
Beginning balance (in shares)							248,281,987		248,281,987
Issuance of preferred shares										¥ 3,616,801
Issuance of preferred shares (in shares)							267,198,535			248,281,987
Accretion on convertible redeemable preferred shares to redemption value									¥ 178,007	¥ 152,246
Exercise of Series B-3 Anti-Dilution Warrant									¥ 305,333
Exercise of Series B-3 Anti-Dilution Warrant (in shares)									18,916,548
Bifurcation of conversion feature									¥ (81,082)	(231,909)
Effect of exchange rate changes on preferred shares									28	(1,030)
Conversion of preferred shares to ordinary shares									¥ (3,938,394)
Conversion of preferred shares to ordinary shares (in shares)									(267,198,535)
Ending balance										¥ 3,536,108
Ending balance (in shares)										248,281,987
Series D Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares activities
Issuance of preferred shares									¥ 3,603,655
Issuance of preferred shares (in shares)	231,758,541								231,758,541
Accretion on convertible redeemable preferred shares to redemption value									¥ 46,792
Conversion of preferred shares to ordinary shares									¥ (3,650,447)
Conversion of preferred shares to ordinary shares (in shares)									(231,758,541)